13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 03/31/2004
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: March 31, 2004

Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 50
From 13F Information Table Value Total (USD):  150,674,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

Abbott Labs		COM	002824100	778	18928
Aflac Inc.		COM	001055102	4144	103234
American Express	COM	025816109	8046	155170
American Int'l Group	COM	026874107	19051	267007
Anheuser Busch		COM	035229103	3151	61790
Bank Of Amer		COM	060505104	291	3588
Bank Of New York	COM	064057102	208	6600
Beckman Coulter 	COM	075811109	1328	24350
Berkshire Hathaway	COM	084670991	2239	24
Berkshire Hathaway B	COM	084670207	11592	3726
Chevron Texaco		COM	166764100	372	4237
Chubb			COM	171232101	331	4765
Citigroup Inc		COM	172967101	3304	63916
Coca-Cola		COM	191216100	2612	51936
Colgate Palmolive	COM	194162103	5619	101986
Comcast A 		COM			343	11942
Comcast Corp A		COM			8066	289620
Costco Wholesale	COM	22160K105	4902	130325
Diageo (Guiness)	COM	25243q205	4207	79555
Disney			COM	254687106	1687	67525
Dupont			COM	263534109	220	5207
Emerson Electric	COM	291011104	1077	17971
Exxon Mobil		COM	302290101	2024	48662
Fannie Mae		COM	313586109	5888	79188
Freddie Mac		COM	313400301	1626	27527
General Electric	COM	369604103	10302	337535
Gillette		COM	375766102	1532	39181
Glowpoint		COM	379887102	78	40100
Home Depot		COM	437076102	583	15601
I.B.M.			COM	459200101	232	2522
Johnson & Johnson	COM	478160104	1648	32496
Laboratory Corp Amer 	COM	50540R409	7573	192930
Mercury General Corp	COM	589400100	1930	38660
Microsoft		COM	594918104	246	9854
Moody's Corp		COM	615369105	1005	14200
Nestle Sa Rep Adr	COM	641069406	268	4200
Nuveen Mun Value Fd Com	COM	670928100	95	10000
Pepsico Inc.		COM	713448108	1888	35054
Pfizer			COM	717081103	11002	313885
Procter & Gamble	COM	742718109	1217	11605
Royal Dutch Petr.	COM	780257804	418	8789
Schering-Plough		COM	806605101	218	13438
Time Warner Inc		COM	887315109	8095	480125
United Technologies	COM	913017109	922	10685
Viacom Inc Cl B		COM			325	8290
WR Berkley Corp		COM	084423102	3615	90647
Washington Post		COM	939640108	861	973
Wells Fargo & Co.	COM	949746101	1388	24497
Wesco Financial		COM	950817106	1771	4575
Wyeth/Amer Home  	COM	026609107	356	9490